UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Shelton Greater China Fund
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100
San Francisco, California  94104-4708
(Address of principal executive offices)  (Zip code)

Teresa Axelson
44 Montgomery Street, Suite 2100
San Francisco, California  94104-4708
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988

Date of fiscal year end: December 31
Date of reporting period: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 30, 2012

Security Description	Shares	Value
Common Stock (97.62%)

Basic Materials (4.32%)
China Bluechemical	150,000	88,792
Formosa Chemicals & Fibre Corp	50,897	136,820
Formosa Plastics	40,271	115,125
Jiangxi Copper	100,000	253,287
Zijin Mining Group	700,000	282,562
Total Basic Materials		876,586

Communications (12.15%)
CHI Telecom Corp Ltd	200,000	115,553
China Mobile HK Ltd	100,000	1,108,453
Chunghwa Telecom Co	100,000	320,330
Tencent Holdings Ltd	27,000	919,958
Total Communications		2,464,294

Consumer, Cyclical (1.43%)
Sa Sa International	150,000	102,914
Sands China Ltd.	50,000	186,677
Total Consumer, Cyclical		289,591

Consumer, Non-Cyclical (3.51%)
Sinopharm Medicine	100,000	320,478
TTY Biopharm Co, Ltd	12,000	48,919
Uni-President Enterprises Corp	49,100	87,100
Want Want China	200,000	255,093
Total Consumer, Non-Cyclical		711,590

Diversified (1.43%)
Hutchison Whampoa Ltd	30,000	290,945
Total Diversified		290,945

Energy (8.19%)
China Petroleum & Chemical Corp	100,000	93,371
China Shenhua Energy	50,000	194,092
CNOOC Ltd	350,000	717,689
PetroCHI Company Ltd	500,000	655,142
Total Energy		1,660,294

Financial (31.17%)

Banks (11.48%)
Bank of China Ltd.	1,200,000	456,536
BOC Hong Kong Ltd.	70,000	222,529
China Construction	1,000,000	693,831
Hang Seng Bank Ltd.	20,000	306,678
Industrial & Commercial Bank of China	1,100,000	649,725
		2,329,299

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 30, 2012

Diversified Financial Services (2.59%)
Chinatrust Financial	310,683	187,596
Fubon Financial Holding Co Ltd	167,713	182,511
Hong Kong Exchanges	10,000	151,147
Mega Financial Holding Co Ltd	6,000	4,626
		525,880

Insurance (6.04%)
AIA Group Ltd.	150,000	559,063
China Life Insurance Co	100,000	288,881
Ping An Insurance	50,000	377,867
		1,225,811

Real Estate (11.06%)
Cheung Kong Holdings	25,000	366,583
China Overseas Land & Investment Ltd	80,000	203,455
Hang Lung Properties	80,000	273,406
Hysan Development Co	40,000	182,098
Kerry Properties Ltd	60,000	303,325
Sun Hung Kai Properties Ltd	30,000	439,512
The Link	100,000	473,946
		2,242,325

Total Financial		6,323,315

Industrial (17.87%)
AAC Technologies Holdings Inc	150,000	541,652
Anhui Conch Cement	70,000	218,015
China Everbright	900,000	475,880
China State Construction International Holdings Ltd	500,000	588,080
Delta Electronics In	150,000	580,790
HON HAI Precision	192,439	603,967
Phison Electronics	30,000	242,039
Shin Zu Shing Company Ltd	50,000	180,804
Simplo Technology Co	2,000	11,974
Taiwan Surface Mounting Technology Co Ltd	50,500	89,928
Tianneng Power International	150,000	91,114
Total Industrial		3,624,243

Technology (13.63%)
Asustek Computer Inc	30,000	325,959
CHIPBOND Tech. Corp.	250,000	396,575
MediaTek Inc	50,000	527,914
Powertech Technology	150,000	288,093
TWD Semiconductor	400,284	1,226,244
Total Technology		2,764,785

Utilities (3.92%)
China Resources Power	100,000	218,982
CLP Holdings	20,000	169,976
HK & China Gas Co	60,000	152,127
Power Assets Holdings Ltd	30,000	254,770
Total Utilities		795,855

Total Common Stock (Cost $17,842,453)		19,801,498

Total Investments (Cost $18,623,925) (a) (97.62%)		19,801,498
Other Net Assets (2.38%)		481,973
Net Assets (100.00%)		20,283,471

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 30, 2012

	Contracts	Unrealized Appreciation
Forward Foreign Currency Exchange Contract Short (0.15%)
USD, Brown Brothers Harriman & Co., settlement date 10/04/2012 (cost $30,056; value $30,056)	HKD 223,061	$-

Total Forward Foreign Currency Exchange Contract Short (Cost $30,056; Value $30,056)		-

(a) At September 30, 2012, unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation		$2,325,564
Unrealized depreciation		(366,345)
Net unrealized appreciation		$1,959,219

Fair Value Measurements -

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at September 30, 2012 using fair value hierarchy:

	Level 1(b)	Level 2(b)	Level 3(b)	Total
Investments, in securities
Common stocks (a)	$19,801,495	$-	$-	$19,801,495
Rights and warrants	-	-	-	$-
Short term securities	877,192	-	-	$877,192
Total investments in securities	$20,678,688	$-	$-	$20,678,688

(a)	For a detailed breakout of common stocks by major industry classification, please refer to the Portfolio of Investments.

(b)	There were no transfers in or out of Level 1, Level 2 and Level 3 during the period ended September 30, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)
Date: November 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)
Date: November 14, 2012

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)
Date: November 14, 2012